Balance Sheets (USD $)	Jul. 31, 2012	Jul. 31, 2011	Jul. 31, 2010
Current assets:
Cash	$ 5,008	$ 98	$ 2,277
Prepaid expenses		1,325	6,521
Total current assets	5,008	1,423	8,798
Total assets	5,008	1,423	8,798
Current liabilities:
Notes payable	911,186	840,824	813,089
Loans from related parties	58,561	35,511	499
Accounts payable and accrued expenses	94,771	124,653	30,284
Accounts payable and accrued expenses - related parties	480,777	379,237	271,533
Total current liabilities	1,545,295	1,380,225	1,115,405
Total liabilities	1,545,295	1,380,225	1,115,405
Stockholders equity (deficit)
Common stock, Class A voting shares, no par value, unlimited authorized, 183,825, 183,825 and 220,000 shares issued and outstanding, July 31, 2012, 2011 and 2010, respectively, as restated for reverse stock split	147,297	147,297	147,297
Additional paid in capital	2,999,628	2,999,628	2,999,628
Deficit accumulated during the development stage	(4,687,212)	(4,525,727)	(4,253,532)
Total stockholders equity	(1,540,287)	(1,378,802)	(1,106,607)
Total liabilities and stockholders equity	$ 5,008	$ 1,423	$ 8,798